Lease (Details) - Schedule of present value of its operating lease payments	Dec. 31, 2022 USD ($)
Schedule of Present Value of its Operating Lease Payments [Abstract]
2023	$ 623,744
2024	541,866
2025	80,964
Thereafter
Total undiscounted operating lease payments	1,246,574
Less: imputed interest	(26,338)
Present value of operating lease liabilities	$ 1,220,236